Income Tax (Details) - Schedule of Net Deferred Tax Asset (Liabilities) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforward	$ 52,959
Startup Costs	541,988	383,835
Total deferred tax assets	594,947	383,835
Valuation allowance	(594,947)	(383,835)
Deferred tax assets, net of allowance